Secured Notes Payable - Schedule of Future Debt Principal Maturities (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019 (excluding the three months ended March 31, 2019)	$ 162
2020	231	$ 195
2021	251	230
2022	271	249
2023	71	269
Total	$ 986	$ 1,038